Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Apr. 05, 2024
Document Information Line Items
Entity Registrant Name	ALTAMIRA THERAPEUTICS LTD.
Trading Symbol	CYTO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		1,477,785
Amendment Flag	false
Entity Central Index Key	0001601936
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36582
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Title of 12(b) Security	Common Shares, par value USD 0.002 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1235
Auditor Name	Roland Mueller
Auditor Location	Zurich, Switzerland
Business Contact
Document Information Line Items
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM11
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
Contact Personnel Name	Thomas Meyer
City Area Code	+1 (441)
Local Phone Number	295 59 50